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                               HEWITT SERIES TRUST
                                100 Half Day Road
                          Lincolnshire, Illinois 60069

                                   May 6, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                               Hewitt Series Trust
                       1933 Act Registration No. 333-59221
                       1940 Act Registration No. 811-08885

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Hewitt Series Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 30, 2003.

                                    Very truly yours,

                                    HEWITT SERIES TRUST

                                    By: /s/ Peter E. Ross
                                        ------------------------------
                                            Peter E. Ross